Note 8 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt and Convertible Debentures [Abstract]
Revolving credit facility	$ 49,453
3.84% Notes	150,000
Capital leases maturing at various dates through 2020	1,356
Other long-term debt maturing at various dates up to 2017	390
	201,199
Less: current portion	4,041	$ 17,725
Long-term debt - non-current	$ 197,158	$ 221,632